SHARE-BASED COMPENSATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	$ (1,827)	$ (2,222)
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	(559)	(776)
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	(1,034)	(1,043)
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	$ (234)	$ (403)